Income Taxes (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)
IncomeTaxDisclosureLineItems [Line Items]
Income taxes payable			$ 295,627	$ 2,296,963
Income taxes recoverable	$ 243,201	$ 1,892,807
HONG KONG
IncomeTaxDisclosureLineItems [Line Items]
Income tax rate description	Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000 (US$256,974), and 16.5% on any part of assessable profits exceeding that threshold